UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02351

Western Asset Income Fund
(Exact name of registrant as specified in charter)

55 Water Street New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET INCOME FUND

FORM N-Q

MARCH 31, 2010

Schedule of investments (unaudited)

March 31, 2010

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 94.0%
CONSUMER DISCRETIONARY — 6.0%
Automobiles — 0.8%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	$2,710,000	$1,002,700	(a)
Internet & Catalog Retail — 0.2%
QVC Inc., Senior Secured Notes	7.125%	4/15/17	310,000	311,938	(b)
Leisure Equipment & Products — 0.2%
Hasbro Inc., Senior Notes	6.300%	9/15/17	320,000	342,602
Media — 4.1%
Comcast Cable Holdings LLC	9.800%	2/1/12	375,000	425,417
Comcast Corp., Bonds	6.400%	5/15/38	950,000	963,997
Comcast Corp., Notes	6.450%	3/15/37	120,000	122,204
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	173,091
Comcast Corp., Senior Notes	6.400%	3/1/40	230,000	233,779
News America Inc., Senior Notes	6.550%	3/15/33	545,000	552,992
Omnicom Group Inc., Notes	6.250%	7/15/19	370,000	400,814
TCI Communications Inc.	8.750%	8/1/15	160,000	194,215
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	520,000	644,894
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	530,000	638,335
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	686,732
WPP Finance UK, Senior Notes	8.000%	9/15/14	180,000	206,818
Total Media				5,243,288
Multiline Retail — 0.7%
Macy’s Retail Holdings Inc.	5.350%	3/15/12	270,000	283,500
Macy’s Retail Holdings Inc., Debentures	6.650%	7/15/24	180,000	170,100
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	400,000	408,000
Total Multiline Retail				861,600
TOTAL CONSUMER DISCRETIONARY				7,762,128
CONSUMER STAPLES — 4.0%
Beverages — 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	370,000	381,685
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	260,000	260,800	(b)
Diageo Capital PLC, Notes	7.375%	1/15/14	380,000	441,914
Dr. Pepper Snapple Group Inc., Senior Notes	6.820%	5/1/18	240,000	274,178
Total Beverages				1,358,577
Food & Staples Retailing — 0.6%
Delhaize Group, Senior Notes	6.500%	6/15/17	290,000	320,281
Wal-Mart Stores Inc., Senior Notes	6.500%	8/15/37	380,000	421,271
Total Food & Staples Retailing				741,552
Food Products — 0.4%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	560,000	569,159
Tobacco — 1.9%
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	340,000	374,577
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	490,000	561,107
Reynolds American Inc., Senior Notes	7.250%	6/1/12	1,360,000	1,485,757
Total Tobacco				2,421,441
TOTAL CONSUMER STAPLES				5,090,729
ENERGY — 12.9%
Energy Equipment & Services — 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	442,339
Oil, Gas & Consumable Fuels — 12.6%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	825,000	927,072
Apache Corp.	6.900%	9/15/18	100,000	117,005
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	199,915
ConocoPhillips, Notes	6.500%	2/1/39	810,000	904,817
ConocoPhillips, Senior Notes	6.000%	1/15/20	360,000	399,891
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	350,000	434,551
Duke Capital LLC, Senior Notes	6.250%	2/15/13	800,000	874,348
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	2,000,000	1,965,654

See Notes to Financial Statements.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels — continued
Enbridge Energy Partners LP	9.875%	3/1/19	$120,000	$155,933
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	170,000	215,179
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	314,633
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	588,885
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,413,830
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	296,251
Kerr-McGee Corp., Notes	6.950%	7/1/24	300,000	333,707
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	530,000	580,293
LUKOIL International Finance BV, Notes	6.356%	6/7/17	310,000	318,525	(b)
Peabody Energy Corp., Senior Notes	6.875%	3/15/13	145,000	146,631
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	2,635,000	2,595,965
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	879,000	917,983
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	600,000	516,000	(b)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	275,301
Williams Cos. Inc., Debentures	7.500%	1/15/31	76,000	83,507
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	926,000	1,128,181
XTO Energy Inc., Senior Notes	6.100%	4/1/36	440,000	476,917
Total Oil, Gas & Consumable Fuels				16,180,974
TOTAL ENERGY				16,623,313
FINANCIALS — 39.4%
Capital Markets — 5.1%
Credit Suisse AG, Subordinated Notes	5.400%	1/14/20	480,000	483,752
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	555,000	512,463
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	920,000	779,700	(c)(d)
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	40,000	43,799
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	267,503
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	480,000	128,400	(a)(b)(e)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	620,000	165,850	(a)(b)(e)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	1,250,000	125	(a)(b)(e)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	1,745,000	4,362	(a)(c)(d)
Lehman Brothers Holdings Inc.	5.750%	5/17/13	350,000	81,375	(a)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	110,000	275	(a)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	300,000	316,178
Merrill Lynch & Co. Inc., Senior Notes, Medium- Term Notes	6.050%	8/15/12	400,000	427,202
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,000,000	993,995
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	320,000	294,429
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	106,658
Morgan Stanley, Senior Notes	6.000%	5/13/14	860,000	928,918
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	60,000	61,265
UBS Preferred Funding Trust, Subordinated Notes	6.243%	5/15/16	1,120,000	1,008,000	(c)(d)
Total Capital Markets				6,604,249
Commercial Banks — 11.1%
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	585,000	440,212	(c)(d)
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	750,000	742,687	(b)(d)
BankAmerica Capital III, Junior Subordinated Notes	0.821%	1/15/27	215,000	147,858	(d)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	130,000	130,975	(b)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	480,000	468,600	(b)
Barclays Bank PLC, Junior Subordinated Bonds	7.434%	12/15/17	910,000	896,350	(b)(c)(d)
Barclays Bank PLC, Senior Notes	5.125%	1/8/20	500,000	493,034
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	313,210	(b)
BB&T Capital Trust II	6.750%	6/7/36	640,000	637,194
BPCE SA, Subordinated Bonds	12.500%	9/30/19	361,000	418,366	(b)(c)(d)
Comerica Capital Trust II, Capital Securities	6.576%	2/20/37	360,000	315,900	(d)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	60,000	60,302	(b)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	520,000	562,900	(b)(c)(d)
Glitnir Banki HF, Notes	6.330%	7/28/11	400,000	118,000	(a)(b)(e)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	210,000	21	(a)(b)(c)(e)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	680,000	68	(a)(b)(e)

See Notes to Financial Statements.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks — continued
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	$560,000	$436,800	(b)(c)(d)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	1,350,000	1,194,750	(d)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	200,000	188,307	(b)(d)
Landsbanki Islands HF	7.431%	10/19/17	730,000	73	(a)(b)(c)(e)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	390,000	380,518	(b)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	858,000	1,104,125	(b)(c)(d)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds	7.191%	7/30/15	1,095,000	1,026,400	(b)(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	100,000	63,000	(c)(d)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	220,000	219,945
Royal Bank of Scotland Group PLC, Senior Subordinated Notes	6.375%	2/1/11	150,000	152,242
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	70,000	68,003
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	510,000	488,072
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	80,000	75,749
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	100,000	99,975
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	200,000	216,920	(b)
Shinsei Finance Cayman Ltd., Junior Subordinated Bonds	6.418%	7/20/16	760,000	527,055	(b)(c)(d)
SunTrust Capital, Trust Preferred Securities	6.100%	12/15/36	560,000	460,886	(d)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.800%	3/15/11	630,000	533,925	(c)(d)
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	450,000	412,577
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	885,000	913,762	(c)(d)
Total Commercial Banks				14,308,761
Consumer Finance — 5.6%
American Express Co., Senior Notes	8.125%	5/20/19	220,000	266,464
American Express Co., Subordinated Debentures	6.800%	9/1/66	1,120,000	1,092,000	(d)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	150,000	159,259
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	254,153
GMAC Inc., Senior Notes	7.500%	12/31/13	1,551,000	1,578,142
GMAC Inc., Senior Notes	8.300%	2/12/15	370,000	388,500	(b)
GMAC Inc., Senior Notes	8.000%	11/1/31	728,000	695,240
GMAC Inc., Subordinated Notes	8.000%	12/31/18	201,000	197,985
Nelnet Inc., Notes	7.400%	9/29/36	460,000	382,572	(d)
SLM Corp., Medium-Term Notes	5.000%	10/1/13	810,000	773,841
SLM Corp., Medium-Term Notes	5.050%	11/14/14	130,000	120,300
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	230,000	232,613
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	180,000	138,893
SLM Corp., Senior Notes	8.000%	3/25/20	930,000	905,596
Total Consumer Finance				7,185,558
Diversified Financial Services — 11.6%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	750,000	712,568	(b)
AIG SunAmerica Global Financing VI, Senior Secured Notes	6.300%	5/10/11	1,880,000	1,936,195	(b)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	150,000	153,050	(c)(d)
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	80,070
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	239,000	258,216
Capital One Bank USA N.A., Senior Subordinated Notes	6.500%	6/13/13	330,000	360,741
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	320,000	379,099
Capital One Capital VI	8.875%	5/15/40	270,000	294,242
Citigroup Inc., Senior Notes	6.375%	8/12/14	620,000	662,348
Citigroup Inc., Senior Notes	5.500%	10/15/14	270,000	279,425

See Notes to Financial Statements.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services — continued
Citigroup Inc., Senior Notes	6.010%	1/15/15	$210,000	$220,619
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,840,000	2,147,622
Citigroup Inc., Senior Notes	8.125%	7/15/39	450,000	519,481
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	550,000	479,950
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	1,000,000	1,100,246
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	1,120,000	1,183,469
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	600,000	563,250	(d)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	790,000	608,300	(b)(d)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	194,376
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	775,056
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	160,000	174,000	(b)
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	397,961
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,375,200	(b)(d)
Total Diversified Financial Services				14,855,484
Insurance — 4.5%
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	459,600	(d)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	59,200
ASIF Global Financing XIX	4.900%	1/17/13	30,000	30,334	(b)
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	242,512
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	175,528
Hartford Financial Services Group Inc., Junior Subordinated Debentures	8.125%	6/15/38	325,000	338,000	(d)
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	300,000	265,500	(b)
Liberty Mutual Group, Senior Notes	5.750%	3/15/14	270,000	282,610	(b)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,160,000	1,038,200
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	320,000	364,618	(b)
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	381,650	(d)
Prudential Holdings LLC, Bonds, FSA-Insured	7.245%	12/18/23	260,000	278,757	(b)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	600,000	650,839	(b)
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/37	620,000	610,300	(d)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	280,000	296,193
Willis North America Inc., Senior Notes	5.625%	7/15/15	230,000	236,131
Total Insurance				5,709,972
Real Estate Investment Trusts (REITs) — 0.4%
Digital Realty Trust LP, Bonds	5.875%	2/1/20	20,000	19,556	(b)
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	130,000	136,414
WEA Finance LLC/WT Finance Aust Pty. Ltd., Senior Notes	6.750%	9/2/19	330,000	352,138	(b)
Total Real Estate Investment Trusts (REITs)				508,108
Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	850,000	903,552
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	500,000	513,346
Total Thrifts & Mortgage Finance				1,416,898
TOTAL FINANCIALS				50,589,030
HEALTH CARE — 6.3%
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., Senior Notes	6.000%	1/15/20	450,000	425,111
Hospira Inc., Senior Notes	6.050%	3/30/17	210,000	225,555
Total Health Care Equipment & Supplies				650,666
Health Care Providers & Services — 5.1%
Aetna Inc., Senior Notes	6.500%	9/15/18	240,000	267,808
Cardinal Health Inc.	5.500%	6/15/13	210,000	226,660
Coventry Health Care Inc., Senior Notes	5.950%	3/15/17	440,000	419,885
HCA Inc., Senior Notes	7.875%	2/1/11	250,000	256,094

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services — continued
HCA Inc., Senior Notes	6.300%	10/1/12	$180,000	$179,775
HCA Inc., Senior Notes	6.250%	2/15/13	930,000	923,025
HCA Inc., Senior Notes	5.750%	3/15/14	65,000	61,344
HCA Inc., Senior Secured Notes	9.125%	11/15/14	400,000	422,500
HCA Inc., Senior Secured Notes	9.250%	11/15/16	500,000	531,563
Humana Inc.	8.150%	6/15/38	190,000	196,177
Humana Inc., Senior Notes	6.450%	6/1/16	220,000	230,223
Tenet Healthcare Corp., Senior Notes	9.000%	5/1/15	732,000	788,730	(b)
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	732,000	819,840	(b)
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	33,284
Universal Health Services Inc., Notes	7.125%	6/30/16	520,000	581,666
WellPoint Inc., Notes	5.875%	6/15/17	540,000	579,781
Total Health Care Providers & Services				6,518,355
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., Senior Notes	6.000%	3/1/20	380,000	389,072
Pharmaceuticals — 0.4%
Pfizer Inc., Senior Notes	6.200%	3/15/19	270,000	304,960
Wyeth, Notes	5.950%	4/1/37	170,000	177,986
Total Pharmaceuticals				482,946
TOTAL HEALTH CARE				8,041,039
INDUSTRIALS — 3.5%
Aerospace & Defense — 0.8%
L-3 Communications Corp., Senior Notes	5.200%	10/15/19	80,000	80,399	(b)
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	660,000	677,325
Systems 2001 Asset Trust	6.664%	9/15/13	277,668	293,287	(b)
Total Aerospace & Defense				1,051,011
Airlines — 1.1%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	50,000	52,500	(f)
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	104,456	106,545
Continental Airlines Inc., Pass-Through Certificates	7.250%	11/10/19	220,000	235,400
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	182,552	180,727
Delta Air Lines Inc., Pass-Through Certificates	7.111%	9/18/11	290,000	303,050
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	110,000	109,450
Delta Air Lines Inc., Pass-Through Certificates	7.750%	12/17/19	310,000	325,500
United Airlines Inc., Notes	9.750%	1/15/17	140,000	147,350
Total Airlines				1,460,522
Commercial Banks — 0.9%
Mizuho Financial Group Cayman Ltd.	5.790%	4/15/14	1,100,000	1,162,868	(b)
Commercial Services & Supplies — 0.4%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	133,139	(b)
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	326,228	(b)
Total Commercial Services & Supplies				459,367
Industrial Conglomerates — 0.3%
United Technologies Corp., Senior Notes	6.125%	2/1/19	300,000	337,431
TOTAL INDUSTRIALS				4,471,199
INFORMATION TECHNOLOGY — 0.6%
IT Services — 0.4%
Electronic Data Systems Corp., Notes	7.450%	10/15/29	420,000	503,668
Semiconductors & Semiconductor Equipment — 0.2%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	210,000	228,003
TOTAL INFORMATION TECHNOLOGY				731,671
MATERIALS — 5.2%
Chemicals — 1.1%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	892,043
Lubrizol Corp., Senior Notes	8.875%	2/1/19	280,000	353,153
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	180,000	200,204
Total Chemicals				1,445,400

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Containers & Packaging — 0.2%
Ball Corp., Senior Notes	7.125%	9/1/16	$250,000	$265,625
Metals & Mining — 3.4%
Barrick Gold Financeco LLC, Senior Notes	6.125%	9/15/13	300,000	334,219
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	1,730,000	1,924,625
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	847,064
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,148,000	1,187,663
Total Metals & Mining				4,293,571
Paper & Forest Products — 0.5%
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	248,750
Georgia-Pacific Corp., Debentures	9.500%	12/1/11	325,000	355,875
Total Paper & Forest Products				604,625
TOTAL MATERIALS				6,609,221
TELECOMMUNICATION SERVICES — 8.1%
Diversified Telecommunication Services — 5.9%
AT&T Corp., Senior Notes	8.000%	11/15/31	260,000	316,096
AT&T Inc., Global Notes	6.550%	2/15/39	1,230,000	1,293,028
British Telecommunications PLC, Bonds	9.625%	12/15/30	330,000	415,562
Deutsche Telekom International Finance BV, Bonds	8.750%	6/15/30	580,000	742,812
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	160,000	172,001
Embarq Corp., Notes	7.082%	6/1/16	330,000	359,418
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	240,000	297,920
Qwest Corp., Debentures	6.875%	9/15/33	1,000,000	965,000
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	390,000	418,422
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	760,000	767,335
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	220,000	235,628
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	100,000	112,741
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	720,000	976,367
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	570,000	554,763
Total Diversified Telecommunication Services				7,627,093
Wireless Telecommunication Services — 2.2%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	190,000	200,713
New Cingular Wireless Services Inc., Senior Notes	8.750%	3/1/31	655,000	845,743
Rogers Cable Inc., Senior Secured Second Priority Notes	6.250%	6/15/13	250,000	275,511
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	300,000	332,930
Sprint Capital Corp., Global Notes	6.900%	5/1/19	330,000	301,950
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	940,000	871,850
Total Wireless Telecommunication Services				2,828,697
TOTAL TELECOMMUNICATION SERVICES				10,455,790
UTILITIES — 8.0%
Electric Utilities — 4.8%
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	560,000	605,698
CP&L Inc., First Mortgage Secured Bonds	5.300%	1/15/19	360,000	378,717
Duke Energy Corp., Senior Notes	6.300%	2/1/14	500,000	556,996
EEB International Ltd., Senior Bonds	8.750%	10/31/14	260,000	288,600	(b)
Enersis SA, Notes	7.400%	12/1/16	452,000	495,051
FirstEnergy Corp., Notes	6.450%	11/15/11	3,000	3,182
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	240,000	247,156
PNPP II Funding Corp.	9.120%	5/30/16	1,761,000	1,918,698
Sithe Independence Funding, Notes	9.000%	12/30/13	1,054,974	1,089,619
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	541,911
Total Electric Utilities				6,125,628
Gas Utilities — 0.1%
Southern Natural Gas Co., Notes	5.900%	4/1/17	170,000	177,067	(b)
Independent Power Producers & Energy Traders — 1.6%
Dynegy Holdings Inc., Senior Notes	8.750%	2/15/12	735,000	742,350
TXU Corp., Senior Notes	5.550%	11/15/14	1,500,000	1,095,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Independent Power Producers & Energy Traders — continued
TXU Corp., Senior Notes	6.500%	11/15/24	$520,000	$270,400
Total Independent Power Producers & Energy Traders				2,107,750
Multi-Utilities — 1.5%
CenterPoint Energy Inc.	6.850%	6/1/15	1,150,000	1,255,850
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	250,000	315,395
DTE Energy Co.	6.350%	6/1/16	260,000	281,087
Total Multi-Utilities				1,852,332
TOTAL UTILITIES				10,262,777
TOTAL CORPORATE BONDS & NOTES (Cost — $121,500,437)				120,636,897
ASSET-BACKED SECURITIES — 0.6%
FINANCIALS — 0.6%
Automobiles — 0.6%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	170,000	169,983	(b)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	490,000	504,369	(b)
Hertz Vehicle Financing LLC, 2009-2X A2	5.290%	3/25/16	100,000	104,079	(b)
TOTAL ASSET-BACKED SECURITIES (Cost — $762,622)				778,431
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.198%	9/25/37	364,322	324,478	(d)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.201%	9/25/37	371,621	317,488	(d)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $729,331)				641,966
SOVEREIGN BONDS — 0.7%
Canada — 0.7%
Quebec Province	7.970%	7/22/36	650,000	858,752
Mexico — 0.0%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	24,000	26,400
Russia — 0.0%
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	50,760	58,506	(b)
TOTAL SOVEREIGN BONDS (Cost — $821,983)				943,658
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.0%
U.S. Government Agencies — 0.5%
Federal National Mortgage Association (FNMA), zero coupon bond	0.000%	10/9/19	350,000	204,782
Tennessee Valley Authority	5.250%	9/15/39	390,000	385,662
Total U.S. Government Agencies				590,444
U.S. Government Obligations — 0.5%
U.S. Treasury Bonds	4.375%	11/15/39	260,000	245,862
U.S. Treasury Notes	3.625%	2/15/20	430,000	422,677
Total U.S. Government Obligations				668,539
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,258,984)				1,258,983

			SHARES
COMMON STOCK — 0.0%
INDUSTRIALS — 0.0%
Building Products — 0.0%
Nortek Inc.(Cost - $57,088)			1,209	48,345	*

			SHARES
PREFERRED STOCKS — 0.7%
FINANCIALS — 0.7%
Commercial Banks — 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		4,500	127,125	(e)
Diversified Financial Services — 0.5%
Citigroup Capital XII	8.500%		23,150	596,837	*(d)
Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		96,825	122,968	*(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET INCOME FUND

SECURITY	RATE		SHARES	VALUE
Thrifts & Mortgage Finance — continued
Federal National Mortgage Association (FNMA)	8.250%		11,700	$14,859	*(d)
Total Thrifts & Mortgage Finance				137,827
TOTAL PREFERRED STOCKS (Cost — $2,169,881)				861,789
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $127,300,326)				125,170,069

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Discount Notes	0.180%	8/23/10	$200,000	199,832	(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.216 - 0.220%	8/25/10	9,000	8,992	(g)
Total U.S. Government Agencies(Cost — $208,848)				208,824
Repurchase Agreement — 0.5%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/10; Proceeds at maturity - $674,000; (Fully collateralized by U.S. government agency obligation, 0.800% due 4/30/10; Market value - $687,480) (Cost - $674,000)	0.020%	4/1/10	674,000	674,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $882,848)				882,824
TOTAL INVESTMENTS — 98.2% (Cost — $128,183,174#)				126,052,893
Other Assets in Excess of Liabilities — 1.8%				2,349,656
TOTAL NET ASSETS — 100.0%				$128,402,549
*			Non-income producing security.
(a)			The coupon payment on these securities is currently in default as of March 31, 2010.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)			Security has no maturity date. The date shown represents the next call date.
(d)			Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(e)			Illiquid security.
(f)			Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)			Rate shown represents yield-to-maturity.
#			Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$120,636,897	—	$120,636,897
Asset-backed securities	—	778,431	—	778,431
Collateralized mortgage obligations	—	641,966	—	641,966
Sovereign bonds	—	943,658	—	943,658
U.S. government & agency obligations	—	1,258,983	—	1,258,983
Common stock	$48,345	—	—	48,345
Preferred stocks	264,952	596,837	—	861,789
Total long-term investments	$313,297	$124,856,772	—	$125,170,069
Short-term investments†	—	$882,824	—	$882,824
Total investments	$313,297	$125,739,596	—	$126,052,893
Other financial instruments:
Futures contracts	65,022	—	—	65,022
Total	$378,319	$125,739,596	—	$126,117,915

Notes to Schedule of Investments (unaudited) (continued)

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,523,447
Gross unrealized depreciation	(10,653,728)
Net unrealized depreciation	$(2,130,281)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2010, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	13	6/10	$1,553,238	$1,559,594	$6,356

Contracts to Sell:
U.S. Treasury 2-Year Notes	1	6/10	216,622	216,953	(331)
U.S. Treasury 5-Year Notes	49	6/10	5,637,724	5,627,344	10,380
U.S. Treasury 10-Year Notes	97	6/10	11,339,536	11,276,250	63,286
U.S. Treasury 30-Year Bonds	16	6/10	1,843,331	1,858,000	(14,669)
					$58,666
Net Unrealized Gain on Open Futures Contracts					$65,022

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2010.

	Futures Contracts

Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$80,022	$(15,000)	$65,022
Other Contracts	—	—	—
Total	$80,022	$(15,000)	$65,022

During the period ended March 31, 2010, the Fund had average market values of $1,134,039 and $14,339,242 in futures contracts (to buy) and futures contracts (to sell), respectively.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, areattached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: May 26, 2010

By	/s/ Frances M. Guggino
Frances M. Guggino
Principal Financial and Accounting Officer

Date: May 26, 2010